ALLIANCE MONEY MARKET FUND

-GENERAL MUNICIPAL PORTFOLIO
-PRIME PORTFOLIO
-GOVERNMENT PORTFOLIO



SEMI-ANNUAL REPORT
MAY 31, 1998
(UNAUDITED)



STATEMENT OF NET ASSETS
MAY 31, 1998 (UNAUDITED)
                       ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                               YIELD             VALUE
-------------------------------------------------------------------------------
            MUNICIPAL BONDS-98.3%
            ALABAMA-6.0%
            ABBEVILLE IDR
            (Greenbush Woods Project)
            AMT VRDN (a)
$      515  4/01/04                                 4.20%     $       515,000
            BIRMINGHAM-CARRAWAY SPECIAL
            CARE FINANCE AUTHORITY
            (Carraway Methodist
            Health Systems)
            Series '98A VRDN (a)
     1,500  8/15/28                                 3.90            1,500,000
            DECATUR PCR
            (Trico Steel Co. Project)
            Series '98 AMT VRDN (a)
     7,000  1/01/27                                 4.00            7,000,000
                                                              ---------------
                                                                    9,015,000

            ALASKA-2.7%
            ALASKA IDA
            (Fairbanks Gold Mining Inc.)
            Series '97 AMT VRDN (a)
     3,000  5/01/09                                 4.00            3,000,000
            ALASKA STUDENT LOAN
            CORP. AMBAC
            Student Loan Revenue
            Series A AMT
     1,000  7/01/98                                 4.10            1,000,796
                                                              ---------------
                                                                    4,000,796

            ARIZONA-1.9%
            APACHE COUNTY IDR
            (Tucson Electric Power Co.)
            Series '83C VRDN (a)
     1,800  12/15/18                                3.85            1,800,000
            PHOENIX IDA
            (V.A.W. of America, Inc.)
            Series '97 AMT VRDN (a)
     1,000  2/01/12                                 4.05            1,000,000
                                                              ---------------
                                                                    2,800,000

            ARKANSAS-1.5%
            CLARK COUNTY SWR
            (Reynolds Metals Co.)
            Series '92 AMT VRDN (a)
     1,400  8/01/22                                 4.00            1,400,000
            Series '93 AMT VRDN (a)
       900  8/01/22                                 4.00              900,000
                                                              ---------------
                                                                    2,300,000

            CALIFORNIA-2.6%
            CALIFORNIA HIGHER EDUCATION
            Student Loan Revenue
            Series B PPB (a)
     1,000  7/01/02                                 4.00            1,000,000
            LOS ANGELES COUNTY HOUSING
            AUTHORITY MFHR
            (Studio Colony)
            Series '85C VRDN (a)
     1,000  5/01/07                                 4.45            1,000,000
            LOS ANGELES COUNTY HOUSING
            AUTHORITY MFHR
            (Valencia Village Project)
            Series '84C VRDN (a)
     2,000  10/01/14                                3.65            2,000,000
                                                              ---------------
                                                                    4,000,000

            COLORADO-0.7%
            DENVER HFA MFHR
            (Seasons Apts Project)
            Series '90 VRDN (a)
     1,100  10/01/06                                3.90            1,100,000

            DISTRICT OF COLUMBIA-3.8%
            DISTRICT OF COLUMBIA
            HFA MFHR
            (Tyler Housing Trust)
            AMT VRDN (a)
     4,200  8/01/25                                 4.15            4,200,000
            DISTRICT OF COLUMBIA
            HFA SFMR
            Series C AMT PPB (a)
     1,500  9/01/98                                 4.05            1,500,000
                                                              ---------------
                                                                    5,700,000

            FLORIDA-1.0%
            PINELLAS COUNTY
            HFA SFMR
            Multi-County Program
            Series D AMT PPB (a)
     1,475  9/01/26                                 4.00            1,475,000

            GEORGIA-3.5%
            GWINNETT COUNTY IDA
            (Network Publications
            Project) Series '98
            AMT VRDN (a)
     1,000  3/01/08                                 4.00            1,000,000


1


STATEMENT OF NET ASSETS
(CONTINUED)            ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                               YIELD             VALUE
-------------------------------------------------------------------------------
            SUMMERSVILLE IDA
            (Image Industries, Inc.)
            Series '97 AMT VRDN (a)
$    1,000  9/01/17                                 4.00%     $     1,000,000
            THOMASTON-UPSON
            COUNTY IDR
            (De Ster Production Corp.)
            Series A AMT VRDN (a)
     3,300  10/01/09                                4.30            3,300,000
                                                              ---------------
                                                                    5,300,000

            HAWAII-0.8%
            HAWAII AIRPORT SYSTEMS
            REVENUE AMBAC
            Third Series AMT
     1,250  7/01/98                                 3.96            1,250,796

            ILLINOIS-3.4%
            AURORA KANE & DU
            PAGE COUNTIES IDR
            (A & B Holdings LLC Project)
            Series '97A
            AMT VRDN (a)
     1,300  10/01/27                                3.95            1,300,000
            ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY
            (U.G.N. Inc. Project)
            Series '86 AMT VRDN (a)
     3,000  9/15/11                                 4.50            3,000,000
            Series '87 AMT VRDN (a)
       790  4/01/99                                 4.50              790,000
                                                              ---------------
                                                                    5,090,000

            INDIANA-7.6%
            ALLEN COUNTY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Mattel Power Wheels, Inc.)
            AMT VRDN (a)
       800  12/01/18                                4.15              800,000
            AUBURN ECONOMIC
            DEVELOPMENT AUTHORITY
            (R.J. Tower Corp. Project)
            Series '88
            AMT VRDN (a)
       725  9/01/00                                 4.10              725,000
            COLUMBIA CITY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Precision Plastics Project)
            AMT VRDN (a)
     3,700  11/30/17                                4.05            3,700,000
            INDIANA HEALTH FINANCE
            AUTHORITY
            (Capital Access)
            Series '98 VRDN (a)
     4,500  4/01/13                                 3.80            4,500,000
            SEYMOUR ECONOMIC
            DEVELOPMENT AUTHORITY
            (Kobelco Metal Powder
            Co. Project) Series '97
            AMT VRDN (a)
     1,775  12/01/07                                4.50            1,775,000
                                                              ---------------
                                                                   11,500,000

            IOWA-1.3%
            IOWA SCHOOL CORPS
            WARRANTS FSA
            Cash Anticipation Program
            Series '97A
     2,000  6/26/98                                 3.89            2,000,620

            KANSAS-1.5%
            FREDONIA IDR
            (Systech Environmental Corp.)
            AMT VRDN (a)
     1,000  2/01/07                                 4.10            1,000,000
            SPRING HILL IDR
            (Abrasive Engineering and
            Manufacturing Project)
            Series '96
            AMT VRDN (a)
     1,200  9/01/16                                 3.95            1,200,000
                                                              ---------------
                                                                    2,200,000

            KENTUCKY-5.2%
            HOPKINSVILLE IDR
            (American Precision Machinery)
            AMT VRDN (a)
       600  5/01/00                                 3.95              600,000
            LOUISVILLE AIRPORT REVENUE
            Series '89B
            AMT VRDN (a)
     1,000  2/01/19                                 3.95            1,000,000


2


                       ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                               YIELD             VALUE
-------------------------------------------------------------------------------
            LOUISVILLE & JEFFERSON
            COUNTY REGIONAL AIRPORT
            AUTHORITY
            Series '97A-1
            AMT VRDN (a)
$    1,000  6/30/98                                 4.00%     $     1,000,000
            Series '97AA-1
            AMT VRDN (a)
     1,000  6/30/02                                 4.00            1,000,000
            RUSSELLVILLE IDB
            (JS Technos Corp. Project)
            Series '89
            AMT VRDN (a)
     3,000  12/01/09                                4.50            3,000,000
            SCOTT COUNTY IDR
            (Interstate Transformer Inc.)
            Series '90
            AMT VRDN (a)
     1,300  9/01/05                                 4.05            1,300,000
                                                              ---------------
                                                                    7,900,000

            LOUISIANA-4.1%
            LAKE CHARLES HARBOR &
            TERMINAL DISTRICT REVENUE
            AMT VRDN (a)
     3,000  1/01/19                                 3.75            3,000,000
            NEW ORLEANS HOME MORTGAGE
            AUTHORITY SFMR
            Series '97C-2 PPB (a)
     2,000  12/01/18                                3.92            2,000,000
            WEST BATON ROUGE PARISH IDR
            (Dow Chemicals Co. Project)
            Dist. #3
            Series '93
            AMT VRDN (a)
     1,200  12/01/23                                4.20            1,200,000
                                                              ---------------
                                                                    6,200,000

            MAINE-6.5%
            BIDDEFORD IDR
            (DK Associates & Volk Packaging)
            Series '97
            AMT VRDN (a)
     5,525  7/01/17                                 4.20            5,525,000
            MAINE FINANCE AUTHORITY
            Economic Development Revenue
            Series '88A-D
            AMT VRDN (a)
       120  12/01/03                                4.25              120,000
            MAINE FINANCE AUTHORITY
            Economic Development Revenue
            (Barber Foods, Inc.)
            Series '90B
            AMT VRDN (a)
        85  12/01/06                                4.25               85,000
            MAINE FINANCE AUTHORITY
            Economic Development Revenue
            (Cornwall, McCann, Thurston)
            Series '88D-F
            AMT VRDN (a)
       775  6/01/04                                 4.25              775,000
            MAINE FINANCE AUTHORITY
            Economic Development Revenue
            (Stratton Lumber, Inc.)
            Series '88C
            AMT VRDN (a)
       220  12/01/04                                4.25              220,000
            MAINE FINANCE AUTHORITY
            Economic Development Revenue
            (Volco Realty Co., Inc.)
            Series '89L
            AMT VRDN (a)
       160  6/01/05                                 4.25              160,000
            MAINE FINANCE AUTHORITY
            (William Arthur, Inc.)
            Series '97
            AMT VRDN (a)
     1,500  10/01/12                                4.10            1,500,000
            ORRINGTON RESOURCE RECOVERY
            (Penobscot Energy Project B)
            AMT VRDN (a)
     1,455  5/01/03                                 3.95            1,455,000
                                                              ---------------
                                                                    9,840,000

            MICHIGAN-1.3%
            MICHIGAN STRATEGIC FUND
            (Donnelly Corp. Project)
            Series A AMT VRDN (a)
     2,000  3/01/10                                 4.00            2,000,000


3


STATEMENT OF NET ASSETS
(CONTINUED)            ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                               YIELD             VALUE
-------------------------------------------------------------------------------
            MISSOURI-0.3%
            MISSOURI HOUSING DEVELOPMENT
            COMMISSION SFMR
            Series '98C
            AMT PPB (a)
$      500  3/01/30                                 3.90%     $       500,000

            NEBRASKA-2.0%
            NEBRASKA FINANCE
            AUTHORITY SFMR
            Series '97C AMT PPB (a)
     1,000  9/01/29                                 3.90            1,000,000
            STANTON COUNTY IDR
            (Nucor Corp. Project)
            Series '96 AMT VRDN (a)
     2,000  11/01/26                                4.00            2,000,000
                                                              ---------------
                                                                    3,000,000

            NEW HAMPSHIRE-0.7%
            NEW HAMPSHIRE IDA
            (SCI Manufacturing Inc.)
            Series '89 AMT VRDN (a)
     1,000  6/01/14                                 4.20            1,000,000

            NEW JERSEY-0.7%
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Newark Recycling)
            Series '97 AMT PPB (a)
     1,000  12/01/22                                3.95            1,000,000

            NEW YORK-1.3%
            LONG ISLAND POWER AUTHORITY
            ELECTRIC SYSTEMS REVENUE
            Series '98-2 VRDN (a)
     2,000  5/01/33                                 4.00            2,000,000

            NORTH CAROLINA-2.3%
            JOHNSON COUNTY IDA
            (Mebane Packaging Corp.)
            AMT VRDN (a)
     3,000  6/01/03                                 4.00            3,000,000
            ROCKINGHAM COUNTY IDR
            (Philip Morris Cos. Project)
            VRDN (a)
       425  4/01/99                                 4.00              425,000
                                                              ---------------
                                                                    3,425,000

            NORTH DAKOTA-1.0%
            NORTH DAKOTA
            HFA SFMR
            Series '98C AMT
     1,500  6/01/99                                 3.90            1,500,000

            OHIO-1.3%
            OHIO HFA
            Series '98A-3
            AMT PPB (a)
     2,000  3/01/99                                 3.80            2,000,000

            OKLAHOMA-1.3%
            BROKEN ARROW
            (Paragon Films Project)
            AMT VRDN (a)
     1,970  8/01/04                                 4.07            1,970,000

            OREGON-1.8%
            OREGON ECONOMIC
            DEVELOPMENT AUTHORITY
            (Kyotaru Oregon Project)
            Series '89
            AMT VRDN (a)
     1,000  12/01/99                                4.07            1,000,000
            PORTLAND HFA MFHR
            (Union Station Project)
            Phase B Series '96
            AMT VRDN (a)
     1,750  10/01/31                                4.05            1,750,000
                                                              ---------------
                                                                    2,750,000

            PENNSYLVANIA-5.2%
            DELAWARE IDA COP
            (Cliff House Assisted)
            Series '97A
            AMT VRDN (a)
     2,000  8/01/12                                 4.15            2,000,000
            PENNSYLVANIA ECONOMIC
            DEVELOPMENT AUTHORITY
            (National Gypsum Co. Project)
            Series '97A
            AMT VRDN (a)
     2,000  11/01/27                                3.90            2,000,000
            PENNSYLVANIA ECONOMIC
            DEVELOPMENT AUTHORITY IDR
            (Ram Forest Products Inc.)
            Series '88A-3
            AMT VRDN (a)
       290  12/01/99                                4.25              290,000


4


                       ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                               YIELD             VALUE
-------------------------------------------------------------------------------
            PHILADELPHIA GO TRAN
            Series '97A
$    3,500  6/30/98                                 3.99%     $     3,501,245
                                                              ---------------
                                                                    7,791,245

            SOUTH CAROLINA-3.3%
            BERKELEY COUNTY IDR
            (Nucor Corp. Project)
            Series '97 AMT VRDN (a)
     5,000  4/01/30                                 4.00            5,000,000

            SOUTH DAKOTA-0.9%
            SOUTH DAKOTA HOUSING DEVELOPMENT
            AUTHORITY SFMR
            Series '97G
     1,300  8/13/98                                 3.95            1,300,000

            TENNESSEE-5.9%
            FAYETTEVILLE & LINCOLN IDR
            (V.A.W. of America, Inc.)
            AMT VRDN (a)
     2,800  10/01/12                                4.05            2,800,000
            MEMPHIS-SHELBY
            AIRPORT REVENUE
            Series '96B
            AMT VRDN (a)
     2,000  3/01/14                                 4.00            2,000,000
            VOLUNTEER STUDENT
            LOAN REVENUE
            Series '87A-3
            AMT VRDN (a)
     4,100  12/01/17                                4.25            4,100,000
                                                              ---------------
                                                                    8,900,000

            TEXAS-0.3%
            SAN ANTONIO IDA
            (Gruma Corp. Project)
            AMT VRDN (a)
       400  11/01/09                                3.95              400,000

            UTAH-2.5%
            SALT LAKE CITY AIRPORT
            REVENUE
            Series '96A
            AMT VRDN (a)
     2,000  6/27/01                                 3.90            2,000,000
            UTAH HFA SFMR
            Series '97-2 AMT VRDN (a)
       835  7/01/30                                 4.05              835,000
            WEST JORDAN IDR
            (Vesper Corp. Project)
            Series '94A AMT VRDN (a)
     1,000  4/01/14                                 4.05            1,000,000
                                                              ---------------
                                                                    3,835,000

            WASHINGTON-9.0%
            PIERCE COUNTY ECONOMIC
            DEVELOPMENT CORP.
            (Truss Co. Project)
            AMT VRDN (a)
       500  1/01/20                                 4.10              500,000
            PORT OF PORT ANGELES IDR
            (Daishowa America Project)
            Series '92B
            AMT VRDN (a)
       700  8/01/07                                 4.50              700,000
            WASHINGTON HOUSING FINANCE
            COMMISSION MFHR
            (Evergreen Ridge Apts.
            Project) AMT VRDN (a)
     2,500  12/01/24                                4.00            2,500,000
            WASHINGTON HOUSING FINANCE
            COMMISSION MFHR
            (Pacific Inn Apts. Project)
            Series A
            AMT VRDN (a)
     2,575  5/01/28                                 4.00            2,575,000
            WASHINGTON HOUSING FINANCE
            COMMISSION MFHR
            (Sherwood Springs Apts. Project)
            Series '97A
            AMT VRDN (a)
     3,720  9/01/27                                 4.00            3,720,000
            WASHINGTON HOUSING FINANCE
            COMMISSION MFHR
            (Summerglen Apts. Project)
            AMT VRDN (a)
     1,250  11/01/25                                4.00            1,250,000


5


STATEMENT OF NET ASSETS
(CONTINUED)            ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                               YIELD             VALUE
-------------------------------------------------------------------------------
            WASHINGTON HOUSING
            FINANCE COMMISSION
            MFHR
            (Twin Ponds Project)
            Series '98A
            AMT VRDN (a)
$    1,000  2/01/28                                 4.05%     $     1,000,000
            YAKIMA COUNTY IDR
            (Can-Am Millwork Ltd.)
            AMT VRDN (a)
     1,415  12/01/14                                4.15            1,415,000
                                                              ---------------
                                                                   13,660,000

            WEST VIRGINIA-1.0%
            MARION COUNTY SWR
            (Grant Town Project)
            Series '92A
            AMT VRDN (a)
     1,500  10/01/17                                4.00            1,500,000

            WISCONSIN-2.1%
            MANITOWOC IDR
            (THT Enterprises LLC)
            Series '97
            AMT VRDN (a)
     1,000  5/01/17                                 4.10            1,000,000
            ONALASKA IDR
            (Empire Screen Printing
            Project) Series '98
            AMT VRDN (a)
     2,200  5/01/18                                 4.10            2,200,000
                                                              ---------------
                                                                    3,200,000

            TOTAL INVESTMENTS-98.3%
            (amortized cost
            $148,403,457)                                         148,403,457
            Other assets less
            liabilities-1.7%                                        2,567,594

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            150,971,066 shares
            outstanding)                                      $   150,971,051


See Footnotes and Glossary of Terms on page 12.
See notes to financial statements.


6


STATEMENT OF NET ASSETS
MAY 31, 1998 (UNAUDITED)           ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                               YIELD             VALUE
-------------------------------------------------------------------------------
            COMMERCIAL PAPER-57.9%
            ASSET BACKED CAPITAL FINANCE
$   51,500  9/22/98 (b)                             5.46%     $    50,617,376
     4,600  11/02/98 (b)                            5.55            4,490,788
            ASSET SECURITIZATION CORP.
    35,000  6/03/98 (b)                             5.52           34,989,267
            ASSOCIATES CORP. OF
            NORTH AMERICA
    95,000  6/29/98                                 5.51           94,592,133
    47,900  6/01/98                                 5.68           47,900,000
            BANQUE CAISSE
            D'EPARGNE L'ETAT
     1,000  7/20/98                                 5.55              992,446
            BARTON CAPITAL CORP.
    19,468  6/17/98 (b)                             5.60           19,419,546
            CENTAURI CORP. USA
    42,000  6/30/98 (b)                             5.54           41,812,765
    24,000  11/09/98 (b)                            5.55           23,404,300
            CERTAIN FUNDING CORP.
    22,000  7/15/98 (b)                             5.51           21,851,842
            CONCORD MINUTEMAN
    32,791  6/17/98 (b)                             5.52           32,710,553
    97,000  6/03/98 (b)                             5.55           96,970,092
            CORPORATE ASSET
            SECURITIZATION, AUSTRALIA
    30,000  7/16/98 (b)                             5.52           29,793,000
            CXC, INC.
    25,000  6/25/98 (b)                             5.54           24,907,833
            DAKOTA FUNDING, INC.
   100,000  6/01/98 (b)                             5.52          100,000,000
            EAGLE FUNDING CORP.
    19,872  6/18/98 (b)                             5.60           19,819,450
    28,500  6/24/98 (b)                             5.60           28,398,033
     3,765  6/26/98 (b)                             5.60            3,750,358
    14,554  6/12/98 (b)                             5.65           14,528,874
            EDISON ASSET FUNDING
    70,000  6/11/98 (b)                             5.54           69,892,278
            ENTERPRISE FUNDING
    38,027  8/27/98 (b)                             5.54           37,517,882
    25,000  6/30/98 (b)                             5.56           24,888,028
            FOUR WINDS FUNDING
    74,544  6/30/98 (b)                             5.55           74,210,726
            GREENWICH FUNDING, INC.
    10,503  7/01/98 (b)                             5.54           10,454,511
            IMI FUNDING CORP.
     3,340  9/30/98                                 5.55            3,277,695
            ING INSURANCE
            HOLDINGS, INC.
    52,000  8/13/98                                 5.56           51,414,256
            INTERNATIONAL
            SECURITIZATION CORP.
    31,502  6/30/98 (b)                             5.53           31,361,667
            LEXINGTON PARKER
    96,017  6/01/98 (b)                             5.67           96,017,000
            MERRILL LYNCH & CO., INC.
   135,000  6/17/98                                 5.51          134,669,400
            MORGAN STANLEY DEAN WITTER
    80,000  6/25/98                                 5.52           79,705,600
    58,500  6/01/98                                 5.65           58,500,000
            OLD LINE FUNDING
    15,932  6/03/98 (b)                             5.52           15,927,114
     3,900  7/01/98 (b)                             5.57            3,881,898
            PARK AVENUE
            RECEIVABLES CORP.
   125,262  6/01/98 (b)                             5.67          125,262,000
            PREMIUM FUNDING, INC.
            SERIES E
    16,226  6/16/98 (b)                             5.52           16,188,680
            RANGER FUNDING CORP.
    15,000  6/02/98 (b)                             5.53           14,997,696
            SIGMA FINANCE CORP.
    25,000  11/09/98 (b)                            5.49           24,386,151
    33,353  9/28/98 (b)                             5.50           32,746,624
    60,000  7/01/98 (b)                             5.54           59,723,000
            SPECIAL PURPOSE
            ACCOUNTS RECEIVABLE
            COOPERATIVE CORP.
     8,000  6/26/98 (b)                             5.51            7,969,389
    15,000  6/15/98 (b)                             5.54           14,967,683
    63,000  6/03/98 (b)                             5.57           62,980,522
            THAMES ASSET GLOBAL
            SECURITIZATION
    15,760  6/15/98 (b)                             5.54           15,726,046
    30,046  6/16/98 (b)                             5.54           29,976,644
   116,564  6/18/98 (b)                             5.56          116,257,955
            THREE RIVERS FUNDING CORP.
    26,263  6/26/98 (b)                             5.57           26,161,413
            TORONTO DOMINION
            HOLDINGS CORP.
     7,000  6/08/98                                 5.54            6,992,460


7


STATEMENT OF NET ASSETS
(CONTINUED)                        ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                               YIELD             VALUE
-------------------------------------------------------------------------------
            TRIPLE A1 FUNDING CORP.
$   12,297  6/12/98 (b)                             5.52%     $    12,276,259
            VARIABLE FUNDING CORP.
    50,730  6/17/98 (b)                             5.52           50,605,542
    65,000  6/30/98 (b)                             5.52           64,710,967
    79,000  6/01/98 (b)                             5.72           79,000,000
            WESTWAYS FUNDING II LTD.
    25,000  6/17/98 (b)                             5.55           24,938,333
            WINDMILL FUNDING CORP.
    89,792  6/26/98 (b)                             5.54           89,446,550

            Total Commercial Paper
            (amortized cost
            $2,257,980,625)                                     2,257,980,625

            CORPORATE OBLIGATIONS-12.8%
            ASSET BACKED CAPITAL FINANCE
    60,000  5.63%, 12/01/98 FRN (b)                 5.63           60,000,000
    25,000  5.64%, 8/24/98 FRN (b)                  5.64           25,000,000
            CENTAURI CORP. USA
    15,000  5.72%, 3/09/99 (b)                      5.72           15,000,000
    20,000  5.72%, 3/10/99 (b)                      5.72           20,000,000
     5,000  5.75%, 10/27/98 FRN (b)                 5.75            4,999,797
    15,000  5.76%, 10/27/98 FRN (b)                 5.76           15,000,000
    25,000  5.80%, 4/09/99 (b)                      5.80           25,000,000
            GENERAL AMERICAN
            FUNDING AGREEMENT
    95,000  5.86%, 4/14/99 FRN                      5.86           95,000,000
            MERRILL LYNCH & CO., INC.
    50,000  5.64%, 7/27/98 FRN                      5.64           50,000,000
            SIGMA FINANCE CORP.
    25,000  5.71%, 3/02/99 (b)                      5.71           25,000,000
    25,000  6.00%, 10/26/98 (b)                     6.00           25,000,000
            SMM TRUST 1997-A
    60,000  5.69%, 12/16/98 FRN (b)                 5.69           60,000,000
            SMM TRUST 1997-I
    20,000  5.64%, 05/28/99 FRN (b)                 5.64           20,000,000
            SMM TRUST 1997-X
    60,000  5.65%, 12/14/98 FRN (b)                 5.65           60,000,000

            Total Corporate Obligations
            (amortized cost
            $499,999,797)                                         499,999,797

            TIME DEPOSITS-10.1%
            CANADIAN IMPERIAL
            BANK OF COMMERCE
    95,000  5.69%, 6/01/98                          5.69           95,000,000
            REPUBLIC NATIONAL BANK N.Y.
   100,000  5.69%, 6/01/98                          5.69          100,000,000
            SOCIETE GENERALE
    50,000  5.69%, 6/01/98                          5.69           50,000,000
            WESTDEUTSCHE LANDESBANK
   150,000  5.69%, 6/01/98                          5.69          150,000,000

            Total Time Deposits
            (amortized cost
            $395,000,000)                                         395,000,000

            BANK OBLIGATIONS-8.7%
            BANK OF MONTREAL CHICAGO
   125,000  5.76%, 10/01/98 FRN                     5.76          125,000,000
            BAYERISCHE VEREINSBANK
    75,000  5.52%, 6/30/98 FRN                      5.52           74,996,531
            DEUTSCHE BANK N.Y.
    25,000  5.52%, 7/01/98 FRN                      5.52           24,998,006
            MORGAN GUARANTY TRUST CO.
    10,000  5.97%, 6/22/98                          5.97            9,999,808
            ROYAL BANK OF CANADA
    25,000  5.74%, 9/30/98 FRN                      5.74           25,000,000
            WACHOVIA BANK & TRUST CO.
    80,000  5.54%, 2/19/99 FRN                      5.54           79,971,812

            Total Bank Obligations
            (amortized cost
            $339,966,157)                                         339,966,157

            PROMISSORY NOTES-4.8%
            GOLDMAN SACHS GROUP LP
    71,000  5.63%, 10/13/98 FRN (b)                 5.63           71,000,000
    25,000  5.66%, 9/14/98 FRN (b)                  5.66           25,000,000
    89,000  5.81%, 7/06/98 (b)                      5.81           89,000,000

            Total Promissory Notes
            (amortized cost
            $185,000,000)                                         185,000,000


8


                                   ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                               YIELD             VALUE
-------------------------------------------------------------------------------
            CERTIFICATES OF
            DEPOSIT-4.6%
            BAYERISCHE LANDESBANK
$   10,000  5.86%, 7/17/98                          5.86%     $     9,999,819
            BAYERISCHE VEREINSBANK
    85,000  5.64%, 2/25/99                          5.64           85,000,000
            BETA FINANCE CORP.
    25,000  5.74%, 3/16/99 (b)                      5.74           25,000,000
    20,000  6.00%, 10/29/98 (b)                     6.00           20,000,000
            CANADIAN IMPERIAL
            BANK OF COMMERCE
    13,600  5.57%, 6/23/98                          5.57           13,599,862
            CREDIT AGRICOLE
            NEW YORK
    25,000  5.98%, 6/16/98                          5.98           25,000,351

            Total Certificates of
            Deposit
            (amortized cost
            $178,600,032)                                         178,600,032

            U.S. GOVERNMENT
            AND AGENCIES-0.8%
            FEDERAL FARM CREDIT BANK
    32,000  5.32%, 8/03/98 FRN
            (amortized cost
            $31,997,408)                            5.32           31,997,408

            TOTAL INVESTMENTS-99.7%
            (amortized cost
            $3,888,544,019)                                     3,888,544,019
            Other assets less
            liabilities-0.3%                                       10,439,312

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            3,898,978,073 shares
            outstanding)                                      $ 3,898,983,331


See Footnotes and Glossary of Terms on page 12.
See notes to financial statements.


9


STATEMENT OF NET ASSETS
MAY 31, 1998 (UNAUDITED)      ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                               YIELD             VALUE
-------------------------------------------------------------------------------
            U.S. GOVERNMENT AND
            AGENCIES-43.1%
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION-20.7%
$    1,000  6/17/98                                 5.48%     $       997,595
     1,500  6/12/98                                 5.49            1,497,521
     1,000  5.35%, 7/16/98                          5.49              999,673
     3,000  6/30/98                                 5.50            2,986,890
     3,000  5.55%, 3/03/99 FRN                      5.50            2,999,209
     2,000  6/26/98                                 5.51            1,992,458
     2,000  5.68%, 6/19/98 FRN                      5.60            2,000,070
     3,000  5.57%, 3/05/99                          5.62            2,998,862
     3,000  5.66%, 4/28/99 FRN                      5.62            2,998,640
     4,500  5.66%, 5/21/99 FRN                      5.66            4,496,613
     1,000  6.41%, 7/17/98                          5.67            1,000,796
     2,000  5.62%, 10/20/98 FRN                     5.67            1,999,664
     1,725  5.84%, 3/29/99                          5.69            1,726,889
     5,000  5.67%, 11/04/98 FRN                     5.79            4,998,758
                                                              ---------------
                                                                   33,693,638

            FEDERAL HOME LOAN
            MORTGAGE CORP.-12.1%
     4,000  6/05/98                                 5.45            3,997,591
     5,000  6/15/98                                 5.45            4,989,442
     5,800  6/26/98                                 5.46            5,778,129
     1,000  6/08/98                                 5.48              998,948
     1,500  6/10/98                                 5.48            1,497,971
     2,398  6/18/98                                 5.51            2,391,851
                                                              ---------------
                                                                   19,653,932

            FEDERAL HOME LOAN BANK-9.7%
     4,000  5.48%, 7/30/98 FRN                      5.53            3,999,504
     1,000  5.65%, 3/30/99                          5.62            1,000,000
     4,000  5.65%, 3/12/99                          5.69            4,000,000
     1,500  5.71%, 3/04/99                          5.71            1,500,000
     2,375  5.56%, 3/25/99                          5.71            2,372,404
     1,000  5.72%, 7/07/98                          5.72            1,000,083
     2,000  5.71%, 3/17/99                          5.73            1,999,525
                                                              ---------------
                                                                   15,871,516

            FEDERAL FARM CREDIT BANK-0.6%
     1,000  5.50%, 6/01/98                          5.57            1,000,000

            Total U.S. Government
            and Agencies
            (amortized cost $70,219,086)                           70,219,086

            REPURCHASE AGREEMENTS-57.2%
            BARCLAYS DEZOETE
            WEDD SECURITIES, INC.
     8,000  5.61%, dated 5/29/98,
            due 6/01/98
            in the amount of $8,003,740
            (cost $8,000,000;
            collateralized by $13,210,000
            Federal National
            Mortgage Assn;
            7.85%, 2/01/26
            value $8,172,895) (c)                   5.61            8,000,000
            CHASE SECURITIES, INC.
     7,500  5.51%, dated 5/11/98,
            due 6/15/98
            in the amount of $7,540,177
            (cost $7,500,000;
            collateralized by $8,175,000
            Federal Home Loan
            Mortgage Corp - Gold;
            7.00%, 8/01/27,
            value $7,796,305) (c)                   5.51            7,500,000
            CIBC WOOD GUNDY
            SECURITIES CORP.
     7,500  5.51%, dated 5/01/98,
            due 6/05/98
            in the amount of $7,540,177
            (cost $7,500,000;
            collateralized by $8,785,000
            Federal Home Loan
            Mortgage Corp;
            6.22%, 2/01/37,
            value $7,692,096) (c)                   5.51            7,500,000
            CS FIRST BOSTON CORP.
     7,500  5.47%, dated 5/06/98,
            due 6/08/98
            in the amount of $7,537,606
            (cost $7,500,000;
            collateralized by $21,854,000
            Federal Home Loan
            Mortgage Corp;
            7.822%, 2/01/24,
            value $7,102,359;
            collateralized by $901,558
            Federal National
            Mortgage Assn;
            8.00%, 12/01/25,
            value $617,046) (c)                     5.47            7,500,000


10


                              ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                               YIELD             VALUE
-------------------------------------------------------------------------------
            FUJI SECURITIES INC.
$    8,000  5.60%, dated 5/29/98,
            due 6/01/98
            in the amount of $8,003,733
            (cost $8,000,000;
            collateralized by $8,120,000
            Federal National
            Mortgage Assn;
            5.54%, 4/02/99,
            value $8,183,148) (c)                   5.60%     $     8,000,000
            GOLDMAN SACHS & CO.
     7,500  5.49%, dated 5/06/98
            due 6/09/98
            in the amount of $7,538,888
            (cost $7,500,000;
            collateralized by $7,832,000
            Federal Home Loan
            Mortgage Corp - Gold;
            7.00%, 2/01/28,
            value $7,798,342) (c)                   5.49            7,500,000
            MERRILL LYNCH & CO.
     7,800  5.51%, dated 5/20/98
            due 6/23/98
            in the amount of $7,840,590
            (cost $7,800,000;
            collateralized by $23,154,000
            Federal Home Loan
            Mortgage Corp;
            7.78%, 4/01/24
            value $8,132,089)                       5.51            7,800,000
            MORGAN STANLEY DEAN WITTER
     7,900  5.48%, dated 5/21/98
            due 6/17/98
            in the amount of $7,932,469
            (cost $7,900,00;
            collateralized by $9,425,000
            Federal National
            Mortgage Assn;
            6.00%, 7/01/24
            value $8,168,556) (c)                   5.48            7,900,000
            NIKKO SECURTIES CO.
     8,000  5.60%, dated 5/29/98
            due 6/01/98
            in the amount of $8,003,733
            (cost $8,000,000;
            collateralized by $8,425,000
            Federal National
            Mortgage Assn;
            6.00%, 5/01/28
            value $8,216,832) (c)                   5.60            8,000,000
            PAINE WEBBER, INC.
     5,000  5.60%, dated 5/29/98
            due 6/01/98
            in the amount of $5,002,333
            (cost $5,000,000;
            collateralized by $5,240,000
            Federal Home Loan
            Mortgage Corp - Gold;
            7.00%, 11/01/27
            value $5,131,737) (c)                   5.60            5,000,000
            PRUDENTIAL SECURITIES, INC.
     3,000  5.51%, dated 5/20/98
            due 6/22/98
            in the amount of $3,015,152
            (cost $3,000,000;
            collateralized by $3,146,000
            Federal Home Loan
            Mortgage Corp - Gold;
            7.00%, 12/01/27
            value $3,082,655) (c)                   5.51            3,000,000
            PRUDENTIAL SECURITIES, INC.
     5,000  5.61%, dated 5/29/98
            due 6/01/98
            in the amount of $5,002,338
            (cost $ 5,000,000;
            collateralized by $5,226,000
            Federal Home Loan
            Mortgage Corp - Gold;
            7.00%, 10/01/27
            value $5,132,093) (c)                   5.61            5,000,000


11


STATEMENT OF NET ASSETS
(CONTINUED)                   ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                               YIELD             VALUE
-------------------------------------------------------------------------------
            SALOMON SMITH BARNEY
$    5,500  5.51%, dated 5/13/98,
            due 6/19/98
            in the amount of $5,531,147
            (cost $ 5,500,000;
            collateralized by $6,136,000
            Federal National
            Mortgage Assn;
            7.50%, 8/01/27,
            value $5,661,532)                       5.51%     $     5,500,000
            SBC WARBURG, INC.
     5,000  5.55%, dated 5/29/98
            due 6/01/98
            in the amount of $5,002,313
            (cost $5,000,000;
            collateralized by $6,501,000
            Federal National
            Mortgage Assn;
            6.50%, 11/01/24,
            value $ 5,101,337 (c)                   5.55            5,000,000

            Total Repurchase Agreements
            (amortized cost $93,200,000)                           93,200,000

            TOTAL INVESTMENTS-100.3%
            (amortized cost
            $163,419,086)                                         163,419,086
            Other assets less
            liabilities-(0.3%)                                       (428,065)

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            162,990,885 shares
            outstanding)                                          162,991,021


#    All securities either mature or their interest rate changes in 397 days or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Period Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(b) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At May 31, 1998, these securities amounted to $2,364,936,432 representing 60.7% of net assets on the Prime Portfolio.

(c)  Repurchase agreements which are terminable within 7 days.

     Glossary of Terms:
     AMBAC  American Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     COP    Certificate of Participation
     FRN    Floating Rate Note
     FSA    Financial Security Assurance, Inc.
     GO     General Obligation
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Agency/Authority
     IDB    Industrial Development Board
     IDR    Industrial Development Revenue
     MFHR   Multi-Family Housing Revenue
     PCR    Pollution Control Revenue
     SFMR   Single Family Mortgage Revenue
     SWR    Solid Waste Revenue
     TRAN   Tax & Revenue Anticipation Note

     See notes to financial statements.


12


STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)            ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                    GENERAL
                                   MUNICIPAL         PRIME        GOVERNMENT
                                   PORTFOLIO       PORTFOLIO       PORTFOLIO
                                  ------------    ------------    ------------
INVESTMENT INCOME
  Interest                        $  2,859,188    $102,873,954    $  3,908,504

EXPENSES
  Advisory fee (Note B)                370,681       8,997,563         345,620
  Distribution assistance
    fee (Note C)                       333,614       8,097,806         311,058
  Registration fees                     63,727         566,348          54,696
  Custodian fees                        55,369         183,546          59,433
  Administrative fee (Note C)           37,068         899,759          34,562
  Audit and legal fees                  10,538          27,510          10,111
  Printing                               8,129         235,318           4,792
  Organization                           7,280           7,462           7,280
  Trustees' fees                         3,305           3,274           3,086
  Miscellaneous                          3,881          25,842           3,609
  Total expenses                       893,592      19,044,428         834,247
  Less: fee waiver and
    reimbursement                     (152,231)     (1,049,302)       (143,007)
  Net expenses                         741,361      17,995,126         691,240
  Net investment income              2,117,827      84,878,828       3,217,264

REALIZED GAIN ON INVESTMENTS
  Net realized gain on
    investment transactions                 -0-          5,258             136

NET INCREASE IN NET ASSETS
FROM OPERATIONS                   $  2,117,827    $ 84,884,086    $  3,217,400


See notes to financial statements.


13


STATEMENTS OF CHANGES IN NET ASSETS                  ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                         GENERAL
                                    MUNICIPAL PORTFOLIO                 PRIME PORTFOLIO                  GOVERNMENT PORTFOLIO
                             -------------------------------    -------------------------------    -------------------------------
                              SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                 ENDED         YEAR ENDED           ENDED          YEAR ENDED          ENDED         YEAR ENDED
                              MAY 31, 1998     NOVEMBER 30,      MAY 31, 1998      NOVEMBER 30,     MAY 31, 1998     NOVEMBER 30,
                              (UNAUDITED)         1997           (UNAUDITED)          1997          (UNAUDITED)         1997
                             --------------   --------------    --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income      $    2,117,827   $    3,963,913    $   84,878,828   $  142,927,476    $    3,217,264   $    5,103,019
  Net realized gain
    (loss) on investment
    transactions                         -0-             (15)            5,258           25,953               136               10
  Net increase in net
    assets from
    operations                    2,117,827        3,963,898        84,884,086      142,953,429         3,217,400        5,103,029

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income          (2,117,827)      (3,963,913)      (84,878,828)    (142,927,476)       (3,217,264)      (5,103,019)
  Net realized gain on
    investments                        (615)              -0-          (26,728)              -0-             (187)              -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (Note E)
  Net increase                   13,613,280       13,871,990       601,104,069      526,103,101        39,124,498       23,558,311
  Total increase                 13,612,665       13,871,975       601,082,599      526,129,054        39,124,447       23,558,321

NET ASSETS
  Beginning of year             137,358,386      123,486,411     3,297,900,732    2,771,771,678       123,866,574      100,308,253
  End of period              $  150,971,051   $  137,358,386    $3,898,983,331   $3,297,900,732    $  162,991,021   $  123,866,574


See notes to financial statements.


14


NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED)                             ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Money Market Fund (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Fund currently offers three Portfolios: General Municipal Portfolio, Prime Portfolio and Government Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. At the time of investment, such securities have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. VALUATION OF SECURITIES
Securities in which the Portfolios invest are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $74,000 for each of the Portfolios have been deferred and are being amortized on a straight-line basis through December, 2000.

3. TAXES
It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolios declare dividends daily and automatically reinvest such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended May 31, 1998 from the General Municipal Portfolio are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
Under the Advisory Agreement, each Portfolio pays the Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% of each Portfolio's average daily net assets. The Adviser has voluntarily agreed to reimburse each Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets unless such reimbursement is eliminated or modified upon approval of the Trustees prior thereto. For the six months ended May 31, 1998 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Adviser reimbursed $129,744, $495,842 and $121,539, respectively. The General Municipal, Prime and Government Portfolios do not compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services or for out of pocket expenses.


15


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                                          ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATION AGREEMENT
Under the Distribution Services Agreement, which includes a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"), the Fund pays the Adviser a distribution fee at the annual rate of up to .45 of 1% of the average daily value of the Fund's net assets. The Plan provides that the Adviser will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Portfolios' distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolios. For the six months ended May 31, 1998 the General Municipal Portfolio, Prime Portfolio and Government Portfolio, paid fees of $333,614, $8,097,806 and $311,058, respectively.

Pursuant to an Administration Agreement, ADP Financial Information Services, Inc. ("ADP"), a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund, on behalf of the Portfolios. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from each Portfolio a fee computed daily and paid monthly at a maximum annual rate equal to .05% of such Portfolio's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement. For the six months ended May 31, 1998, the General Municipal Portfolio incurred fees of $37,068 of which $22,487 were waived, the Prime Portfolio incurred fees of $899,759 of which $553,460 were waived and the Government Portfolio incurred fees of $34,562 of which $21,468 were waived.


NOTE D: INVESTMENT TRANSACTIONS
At May 31, 1998, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At May 31, 1998, capital paid-in aggregated $150,971,066, $3,898,978,073 and $162,990,885 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, respectively. Transactions, all at $1.00 per share, were as follows:

                                         GENERAL
                                    MUNICIPAL PORTFOLIO                 PRIME PORTFOLIO                  GOVERNMENT PORTFOLIO
                             -------------------------------    -------------------------------    -------------------------------
                               SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                  ENDED                              ENDED                              ENDED
                                 MAY 31,        YEAR ENDED          MAY 31,        YEAR ENDED          MAY 31,        YEAR ENDED
                                  1998          NOVEMBER 30,         1998          NOVEMBER 30,         1998          NOVEMBER 30,
                              (UNAUDITED)          1997          (UNAUDITED)          1997          (UNAUDITED)          1997
                             --------------   --------------    --------------   --------------    --------------   --------------
Shares sold                     310,907,705      536,421,356     9,470,591,749   15,146,343,094       303,924,497      485,426,533
Shares issued on
  reinvestments of
  dividends                       2,118,442        3,963,913        84,905,556      142,927,476         3,217,451        5,103,019
Shares redeemed                (299,412,867)    (526,513,279)   (8,954,393,236) (14,763,167,469)     (268,017,450)    (466,971,241)
Net increase                     13,613,280       13,871,990       601,104,069      526,103,101        39,124,498       23,558,311


16


FINANCIAL HIGHLIGHTS                                 ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                           GENERAL MUNICIPAL PORTFOLIO
                                        ------------------------------------
                                                                  DECEMBER 13,
                                         SIX MONTHS                 1995(A)
                                           ENDED     YEAR ENDED       TO
                                       MAY 31, 1998  NOVEMBER 30, NOVEMBER 30,
                                        (UNAUDITED)     1997         1996
                                        -----------  -----------  -----------
Net asset value, beginning of period      $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                   .014         .029         .027

LESS: DIVIDENDS
Dividends from net investment income       (.014)       (.029)       (.027)
Net asset value, end of period            $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on:
  net asset value (c)                       2.88%(d)     2.92%        2.80%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)     $151         $137         $123
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                          1.00%(d)     1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                          1.21%(d)     1.21%        1.39%(d)
  Net investment income (b)                 2.86%(d)     2.87%        2.76%(d)


See footnote summary on page 19.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                     ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                                   PRIME PORTFOLIO
                                        ------------------------------------
                                                                  DECEMBER 29,
                                         SIX MONTHS                 1995(A)
                                           ENDED     YEAR ENDED       TO
                                       MAY 31, 1998  NOVEMBER 30, NOVEMBER 30,
                                        (UNAUDITED)     1997         1996
                                        -----------  -----------  -----------
Net asset value, beginning of period      $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                   .024         .046         .041

LESS: DIVIDENDS
Dividends from net investment income       (.024)       (.046)       (.041)
Net asset value, end of period            $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on:
  net asset value (c)                       4.78%(d)     4.75%        4.58%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $3,899       $3,298       $2,772
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                          1.00%(d)     1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                          1.06%(d)     1.06%        1.23%(d)
  Net investment income (b)                 4.72%(d)     4.65%        4.50%(d)


See footnote summary on page 19.


18


                                                     ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                                 GOVERNMENT PORTFOLIO
                                        ------------------------------------
                                                                  DECEMBER 29,
                                         SIX MONTHS                 1995(A)
                                           ENDED     YEAR ENDED       TO
                                       MAY 31, 1998  NOVEMBER 30, NOVEMBER 30,
                                        (UNAUDITED)     1997         1996
                                        -----------  -----------  -----------
Net asset value, beginning of period      $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                   .023         .045         .041

LESS: DIVIDENDS
Dividends from net investment income       (.023)       (.045)       (.041)
Net asset value, end of period            $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on:
  net asset value (c)                       4.72%(d)     4.64%        4.52%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)     $163         $124         $100
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                          1.00%(d)     1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                          1.21%(d)     1.25%        1.42%(d)
  Net investment income (b)                 4.65%(d)     4.54%        4.45%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period.

(d)  Annualized.


19


ALLIANCE MONEY MARKET FUND
1345 Avenue of the Americas, New York, NY 10105


ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.